PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2024
PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS
PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS
16. PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS

Accounting policy:

They are recognized as other expenses when the Company has a present or constructive obligation as a result of previous events, it is expected that an outflow of resources will be required to settle the obligation, and the amount can be estimated with reasonable certainty.

The chance of loss evaluation is comprised of existing facts, the hierarchy of laws, case law, the most recent court decisions, the legal system's relevance, and the opinion of outside counsel. Provisions are examined and altered for conditions, such as the expiration of the statute of limitations, the conclusion of tax audits, or the identification of additional exposures based on new matters or judicial decisions.

The Corporation had contingent liabilities and judicial deposits pertaining to:

	Provision for lawsuits
	12/31/2024	12/31/2023
Tax	745,896	813,732
Civil, environmental and regulatory	818,422	512,979
Labor	480,315	387,692
	2,044,633	1,714,403

	Judicial deposit
	12/31/2024	12/31/2023
Tax(i)	801,723	652,236
Civil, environmental and regulatory	134,058	114,724
Labor	120,909	128,941
	1,056,690	895,901

(i)	In the year ended December 31, 2024, the Company, through its indirect subsidiary Comgás, made judicial deposits in the amount of R$110,170 in a lawsuit with a prognosis of possible loss to discuss the deductibility, from the IRPJ and CSLL calculation basis, of late payment interest on tax debts.

Changes in provisions for lawsuits:
	Tax	Civil, environmental, and regulatory	Labor	Total
Balance as of January 1, 2023	747,647	662,052	391,487	1,801,186
Provisioned in the year	44,812	105,526	113,151	263,489
Write-offs by reversal / payment	(33,427)	(258,021)	(168,160)	(459,608)
Transfer	—	3,793	607	4,400
Interest (i)	54,700	(371)	50,607	104,936
Balance as of December 31,2023	813,732	512,979	387,692	1,714,403
Provisioned in the year	129,619	181,734	154,193	465,546
Write-offs by reversal / payment	(138,562)	(187,735)	(168,112)	(494,409)
Business combination	1,382	91,913	4,831	98,126
Interest (i)	(60,275)	219,531	101,711	260,967
Balance as of December 31, 2024	745,896	818,422	480,315	2,044,633

(i)	In Includes write-off of interest due to reversal.

The Company has debts secured by assets or by means of cash deposits, bank guarantees or guarantee insurance.

The Company has probable indemnity lawsuits in addition to those mentioned, and as they represent contingent assets, they were not reported.

a)Probable losses

Tax: The main tax proceedings for which the risk of loss is probable are described below:

	12/31/2024	12/31/2023
Compensation with FINSOCIAL (i)	337,351	326,220
INSS (ii)	101,399	100,149
ICMS credit (iii)	64,708	174,860
PIS and COFINS	34,412	33,244
IPI	64,969	63,358
IRPJ and CSLL	12,532	10,698
Other	130,525	105,203
	745,896	813,732

(i)	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.
(ii)	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court, recognizing the constitutionality of art. 22-A of Law No. 8.212/91.
(iii)	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.
  Labor claims: The Company and its subsidiaries are parties to labor claims filed by former employees and outsourced service providers claiming among other things, compensation and indemnities. Additionally, the Company has public civil actions filed by the Labor Prosecutor's Office regarding alleged non-compliance with labor standards, working conditions and working environment. For claims deemed to have merit, the Company has signed Conduct Adjustment Agreements with the Brazilian authorities.
  Civil, environmental and regulatory lawsuits: The Company and its subsidiaries are involved in a number of Indemnity Lawsuits, Public Civil Actions, and Administrative Proceedings where, in the opinion of its legal counsel, the risk of loss is probable.

b) Possible losses

The main lawsuits for which we anticipate a risk of loss as possible are outlined below:

	12/31/2024	12/31/2023
Tax	15,677,036	15,703,294
Civil, environmental and regulatory	6,569,528	7,166,011
Labor	690,535	805,222
	22,937,099	23,674,527

Tax:

	Consolidated
	12/31/2024	12/31/2023
Isolated fine - Federal tax (i)	847,582	792,496
Income tax and social contribution (ii)	6,862,000	6,316,155
ICMS -Tax on circulation of goods (iii)	2,996,998	2,962,716
IRRF (iv)	869,345	1,226,223
PIS and COFINS (v)	2,174,274	2,293,933
MP 470 installment of debts (vi)	430,374	381,060
Stock Grant Plan	32,087	60,863
IOF on loans (vii)	195,098	154,606
Reward credit compensation (viii)	157,959	143,322
IPI - Tax on industrialized products (ix)	333,185	374,471
INSS	159,983	159,007
Foreign financial transactions (x)	13,910	13,287
IPTU - Urban Property Tax (xi)	128,700	—
Other	475,541	825,155
	15,677,036	15,703,294

(i)	Among the claims related to isolated fines, there is a fine arising from: (a) disregarding the tax benefits of REPORTO, with the consequent application of an isolated fine corresponding to 50% of the value of the goods acquired; (b) drawing up infraction notices on alleged failure to pay federal taxes (IRPJ, CSLL, PIS and COFINS) and alleged undue crediting of IPI premium credit, with the application of an isolated fine.
(ii)	Infraction notices and lawsuits have been issued by the Special Department of Federal Revenue of Brazil (Secretaria Especial da Receita Federal do Brasil) regarding (a) disallowance of amortization of goodwill expenses based on future profitability resulting from corporate operations; (b) capital gains on the sale of an equity interest; (c) labor provisions; and (d) amendment of the compensation statement due to partial restitution of the credits that were the subject of the compensation request.
(iii)	ICMS claims are substantially related to (a) the disallowance of ICMS credits relating to the purchase of diesel oil; goods allegedly classified as use and consumption and suppliers whose state registrations have been revoked (declared unfit), among others; (b) proof of delivery of goods sold under the FOB clause; (c) ICMS on transport services for export; (d) divergence in the application of legislation governing operations with tax substitution; and (e) acquisition of wagons as a result of the alleged non-exemption provided for by the Tax Regime to Encourage the Modernization and Expansion of the Port Structure – REPORTO and (f) ICMS and fine on transactions with tax documents deemed unreliable by the tax authorities.
(iv)	Collection of IRRF on (a) alleged capital gain from the acquisition of foreign companies and (b) disallowance of IRRF compensation on swap transactions.
(v)	Disallowance of PIS and COFINS credits, calculated under the non-cumulative system, due to divergence in the concept of inputs.
(vi)	Applications for the payment in installment of federal tax debts are partially denied by the Special Department of Federal Revenue of Brazil due to insufficient tax losses to settle the respective debts.
(vii)	IOF charges related primarily to (a) current accounts maintained by the Company's subsidiaries and (b) financial transactions between group companies.
(viii)	Offset statements via the PERD/COMP electronic system that reference "premium credit" are considered as not declared by the Special Department of Federal Revenue of Brazil.
(ix)	Collection of IPI credits disallowed for the purchase of raw materials used in the production of immune products
(x)	Collection of IRPJ/CSL and fines due to undue exclusion from taxable income and from the CSL calculation basis of financial income arising from bonds issued by the government of Austria and the government of Spain, the latter through the Instituto de Crédito Oficial (“ICO”).
(xi)	Collection of Urban Property Tax (“IPTU”) on railway properties leased or assigned to the company under the concession contract and on the railway right-of-way over which there is tax immunity. The matter is being discussed by the STF and an unfavorable outcome should lead to new charges being levied (including on municipalities that currently do not levy the tax), in amounts that cannot yet be measured and, if this happens, a lawsuit can be filed to re-establish the economic balance of the concession contract mentioned.

The Company has not identified the effects of IFRIC 23 - Uncertainty over Treatment of Income Taxes that could significantly affect the accounting policies of the Company and its subsidiaries and these annual financial statements.

Civil, environmental and regulatory:

	12/31/2024	12/31/2023
Civil	3,355,370	3,184,240
Environmental	1,691,409	2,330,683
Regulatory	1,522,749	1,651,088
	6,569,528	7,166,011

The Company and its subsidiaries are parties to several legal and administrative proceedings in the civil, environmental and regulatory spheres, with a possible loss prognosis.

•Civil Sphere: The portfolio of civil proceedings is composed mainly of claims for compensation of a contractual and extra-contractual nature.

•Environmental Sphere: Environmental proceedings concern terms of commitment, civil inquiries and public civil actions.

•Regulatory Sphere: Regulatory proceedings generally concern administrative sanctioning proceedings instituted by regulatory bodies.

Civil:

(i)The Company is litigating a lawsuit for attorney's fees filed by Alexandre Saddy Chade and others, who demand that the Company and the other defendants be ordered to pay alleged attorney's fees in the amount of approximately R$399. The lawsuit was dismissed, a decision confirmed by the Court of Justice. A special appeal will be lodged to increase the amount of attorney's fees awarded.

(ii)The subsidiary Moove is a party to a lawsuit filed by Petroleum Comércio e Representações Ltda., seeking to order the company to pay material damages, loss of profits and a fine, alleging breach of contract. This process involves a total value of R$160,508. The judgment on the merits in the first instance is awaited.

(iii)The indirect subsidiary Rumo Malha Sul is a party to the execution of a conduct adjustment agreement signed with the Federal Public Ministry, in which the latter alleges that Rumo would not be transporting cargo in the Presidente Prudente region and, as a result of this, requested the execution of a daily fine, as well as an increase in the value of the fine. Rumo, in turn, filed a declaratory action to give the correct interpretation to the TAC, since its commitment was to try to obtain cargo in sufficient volume to carry out transportation. Periodically, the Company holds seminars in the region, but so far it has not been able to attract anyone interested in providing services. The demands are in the first instance, awaiting a court decision. There was a request to suspend the demand to attempt an agreement and, in parallel, Malha Sul, União and ANTT signed an agreement with a view to adapting the criteria used to determine the value for return of the section. The total contingency of the case is R$146,569, with 50% of the amounts provisioned and the remainder classified as possible.

(iv)In November 2021, CADE, in the judgment of the administrative proceeding initiated based on the representation of a former client, among other points, condemned the subsidiary Rumo to pay a fine in the updated amount of R$339,811, a decision that was maintained in the judgment of the declaration embargoes. The establishment of such a value contradicts CADE's own precedents, whether in relation to the calculation basis or in relation to the rate used, which is why the Company filed an action to annul such decision, which is currently under appeal. Based on the technical analysis of its external legal team, Rumo assesses the risk of losing a portion in the amount of R$31,262 (for which it recorded a provision) as probable and classifies the difference as a possible contingency.

(v)The indirect subsidiary Rumo Malha Paulista is a defendant, together with the Municipality of Jales and others, in a public civil action, in which the MPF alleges a lack of level crossing structure throughout the municipalities of the Jales subsection, as well as indiscriminate use of horn. The estimated risk is R$144,071.

(vi)In the year ended December 31, 2024, the indirect subsidiary TRSP assessed a possible loss in a civil arbitration at an early stage with a supplier contracted for the construction period of the Terminal.

Environmental:

(i)Moove is a defendant in a Public Civil Action (“ACP”) seeking payment of compensation for environmental pollution in the former area of Companhia Usina de Passivos. Various ACPs have been filed against different companies. In February 2024, there was a change in one of the ACPs, in which the amount attributed by the Public Prosecutor's Office was R$365,319, and the lawsuit was extinguished and filed. In another ACP, the Company's liability was delimited, where it entered into an agreement in February/2025 in the amount of R$287,500, which is pending ratification

(ii)The indirect subsidiary Rumo Malha Paulista was fined, in 2013, by IBAMA (Brazilian Institute of the Environment and Natural Resources) for alleged damage to water resources. There was a defense presentation. In September 2021, the Company requested recognition of intercurrent prescription. Analysis of the merits of the matter is awaited. The amount involved is R$243,955.

(iii)In 2014, Rumo Malha Sul was fined by IBAMA for alleged oil spills in violation of environmental legislation. Two fines were issued, totaling R$117,596 and R$195,992. The company filed administrative appeals and has been awaiting a decision at the administrative level since 2015. This fine is also being discussed at the regulatory level.

Regulatory:

(i)Rumo Malha Paulista is a party to a compensation action filed by the former Rede Ferroviária Federal S.A. (“RFFSA”), succeeded by the Federal Government, due to the deactivation of the railway’s electric traction system. The value of the claims totals R$356,284, for which there is no provision. In February 2023, a judgment of dismissal was issued. The Federal Government's appeal was partially upheld in order to recognize the existence of damage to be determined in the liquidation of the sentence (illiquid conviction).

Labor:

	12/31/2024	12/31/2023
Labor claims	690,535	805,222
	690,535	805,222

The indirect subsidiary Rumo Malha Paulista is currently a party to a pending Labor Court Public Civil Action. This lawsuit originated from an inspection conducted on the Company MS Teixeira, which was subcontracted by Prumo Engenharia Ltda. ("Prumo Engenharia"), which, in turn, was subcontracted by Rumo. According to the inspection, MS Teixeira employees worked under degrading and slave-like conditions.

Prumo Engenharia assumed full liability for the condition of these employees, including labor and contractual liabilities, as well as all damages resulting from the alleged subcontractors' working conditions. With the sanction by the then-Ministry of Labor and Employment, Prumo Engenharia rescinded the employment contracts of these workers, with the caveat that Rumo did not participate in these acts.

In addition, a criminal investigation against Rumo was initiated and closed. Notwithstanding the above, the Public Ministry of Labor filed a public civil action (Ação Civil Pública - ACP) against Malha Paulista, without involving Prumo in the dispute, requesting the payment of compensation for collective pain and suffering in the order of R$100,000 (among other commitments), which was held partially valid, condemning the subsidiary in obligations to act and to refrain, as well as collective moral damages in the amount of R$15,000.

Rumo entered into an agreement with the Public Ministry of Labor in which it agreed to comply with several obligations pertaining to working conditions and pay a total of R$20,000 in compensation to various social entities. Superior Labor Court upheld the validity of the agreement.

After ratification, the Federal Attorney General's Office (“AGU”) filed an appeal questioning only the destination of the compensation, since, in the view of the Federal Attorney General's Office, the compensation should be allocated to the Workers' Support Fund (“FAT”). The appeal was heard and not upheld, maintaining the destination of the amounts in accordance with the agreement signed.